Revenue from Contracts with Customers: (Details 3) - MXN ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Minimum lease payments receivable under non-cancellable operating lease	$ 28,916,592	$ 22,085,023	$ 17,443,978
2017
Minimum lease payments receivable under non-cancellable operating lease			3,260,667
2018
Minimum lease payments receivable under non-cancellable operating lease		3,986,487	1,974,566
2019
Minimum lease payments receivable under non-cancellable operating lease	3,535,065	2,584,950	1,808,104
2020
Minimum lease payments receivable under non-cancellable operating lease	3,257,229	2,358,698	1,659,090
2021
Minimum lease payments receivable under non-cancellable operating lease	2,880,142	2,054,600	1,918,838
2022
Minimum lease payments receivable under non-cancellable operating lease	2,861,442	4,159,744	2,093,277
2023 to 2028
Minimum lease payments receivable under non-cancellable operating lease	$ 16,382,714	$ 6,940,544	$ 4,729,436